Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 682,777	$ 688,040	$ 457,292	$ 522,870
Liabilities:
Short-term borrowings	96,648	117,850
Short-term borrowings from related parties	62,342	3,973
Senior Credit Agreement	2,707,145	2,659,340
Noncontrolling interests subject to put provisions	648,251	523,260
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	46,545	51,951
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,824,753	4,743,442
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	682,777	688,040
Accounts receivable	3,190,392	3,157,233
Long-term notes receivable	165,807	0
Liabilities:
Accounts Payable	666,526	745,644
Short-term borrowings	158,990	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	679,847	721,928
Senior Credit Agreement	2,707,145	2,659,340
Noncontrolling interests subject to put provisions	648,251	523,260
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	46,545	51,951
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,824,753	4,743,442
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	682,777	688,040
Accounts receivable	3,190,392	3,157,233
Long-term notes receivable	175,768	0
Liabilities:
Accounts Payable	666,526	745,644
Short-term borrowings	158,990	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	679,847	721,928
Senior Credit Agreement	2,710,270	2,652,840
Noncontrolling interests subject to put provisions	648,251	523,260
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	47,423	54,574
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,348,679	$ 5,296,325